Inventories (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
Inventories
Finished goods	€ 1,294,189	€ 1,233,197
Health care supplies	459,215	452,073
Raw materials and purchased components	264,614	247,478
Work in process	118,943	105,266
Inventories	€ 2,136,961	€ 2,038,014